Income Tax - Schedule of Loss Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (149,847,421)	$ (20,529,014)	¥ (156,970,922)	¥ (119,132,855)
Chinese mainland [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	19,018,092		(26,949,379)	(5,321,124)
Hong Kong [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(19,952,560)		(22,030,473)	(9,743,991)
Cayman Islands [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(102,862,712)		(101,652,195)	(104,067,740)
United states [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (46,050,241)		¥ (6,338,875)